Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Shares, Beginning Balance	2,277,968	434,218
Options Granted, Shares	3,735,000	1,850,000
Option Exercised, Shares
Options Cancelled, Shares	(253,125)	(6,250)
Options Outstanding Shares, Ending Balance	5,759,843	2,277,968
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1.60	$ 4.07
Weighted Average Exercise Price Granted	1.05	1.07
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Cancelled	1.42	2.20
Weighted Average Exercise Price Outstanding, Ending Balance	$ 1.25	$ 1.60
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 46,000
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 1,120,000	$ 46,000